Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Apr. 15, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Nicolet has not adopted a policy on the timing of awards of options in relation to the disclosure of material nonpublic information, as Nicolet has historically relied primarily on periodic episodic grants and have not had such an episodic grant in recent years. Option grants tied to new employee start dates are principally driven by such start dates, and not in consideration of the timing of disclosure of material nonpublic information. Messrs. Daniels, Moore, Witczak, and Hutjens did not receive any stock option grants in the last three years, while Mr. Bohn received a stock option grant on April 15, 2024.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information
William M. Bohn	4/15/2024	50,000	$77.66	$27.90	(2.9)%

Award Timing Method	Option grants tied to new employee start dates are principally driven by such start dates, and not in consideration of the timing of disclosure of material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information
William M. Bohn	4/15/2024	50,000	$77.66	$27.90	(2.9)%

Bohn [Member]
Awards Close in Time to MNPI Disclosures
Name		William M. Bohn
Underlying Securities		50,000
Exercise Price | $ / shares		$ 77.66
Fair Value as of Grant Date		$ 27.90
Underlying Security Market Price Change		(0.029)